As filed with the Securities and Exchange Commission on August 1, 2006

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       Post-Effective Amendment No. 49     [x]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 49                             [x]

    (Check appropriate box or boxes)

iShares® Trust

(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant's Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:
                                                                        MARGERY K. NEALE, ESQ.                           ADAM MIZOCK, ESQ.
                                                                        WILLKIE FARR & GALLAGHER LLP        BARCLAYS GLOBAL INVESTORS N.A.
                                                                        787 SEVENTH AVENUE                                   45 FREMONT STREET
                                                                        NEW YORK, N.Y. 10019-6099                          SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)                                       [X] On September 1, 2006 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)                                            [ ] On (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)                                            [ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until September 1, 2006, the effectiveness of Post-Effective Amendment No. 44, which was filed on May 17, 2006 (Accession No. 0001193125-06-114842) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 49 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 44.

iShares Trust
File Nos. 333-92935 and 811-09729
Part C
Other Information

Item 23. Exhibits:	PEA # 49

Exhibit Number	Description
(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (Accession No. 0000950130-00-002860) (“PEA No. 2”).

(b)	Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 38, filed June 29, 2005 (Accession No. 0001193125-05-134869).

(c)	Not applicable.

(d.1)	Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors (“BGFA”) is incorporated herein by reference to PEA No. 2.

(d.2)
Schedule A to the Investment Advisory Agreement between the Trust and BGFA, as amended, is incorporated herein by reference to Exhibit (d.2) of Post-Effective Amendment No. 45, filed June 28, 2006 (Accession No. 0001193125-06-138226) (“PEA No. 45”)

(e.1)	Distribution Agreement between the Trust and SEI Investments Distribution Company (“SEI”) is incorporated herein by reference to PEA No. 2.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI, as amended, is incorporated herein by reference to PEA No. 45.

(f)	Not applicable.

(g.1)	Custodian Agreement between the Trust and Investors Bank & Trust Company (“IBT”) is incorporated herein by reference to PEA No. 2.

(g.2)	Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.3)	Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.5)	Appendix A to the Custodian Agreement between the Trust and IBT, as amended, is incorporated herein by reference to PEA No. 45.

(h.1)
Securities Lending Agency Agreement between Barclays Global Investors, N.A. (“BGI”) and the Trust is incorporated herein by reference to Exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003 (Accession No. 0001193125-03-014224).

(h.2)	Appendix A to Securities Lending Agency Agreement between BGI and the Trust, as amended, is incorporated herein by reference to PEA No. 45.

(h.3)	Delegation Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

(h.4)	Administration Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

(h.5)	Appendix A to the Administration Agreement between the Trust and IBT, as amended, is incorporated herein by reference to PEA No. 45.

(h.6)	Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.7)	Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.8)	Transfer Agency and Service Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

(h.9)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT, as amended, is incorporated herein by reference to PEA No. 45.

(h.10)	Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.11)	Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.12)	Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.13)	Sublicense Agreement between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.31) to PEA No. 2.

(h.14)
Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to Exhibit (h.6) to Post-Effective Amendment No. 37, filed June 6, 2005 (Accession No. 0001193125-05-120767) (“PEA No. 37”).

(h.15)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, to be filed by amendment.

(h.16)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

(h.17)
Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002) (“PEA No. 43”).

(h.18)	Sublicense Agreement between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.19)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

(h.20)
Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001 (Accession No. 00001021408-01-501621).

(h.21)
Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001 (Accession No. 00001021408-01-504274).

(h.22)	Sublicense Agreement between BGI and the Trust for iShares Goldman Sachs Funds is incorporated herein by reference to Exhibit (h.11) PEA No. 37.

(h.23)
Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

(h.24)	Sublicense Agreement between BGI and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Exhibit (h.13) to PEA No. 16.

(h.25)	Sublicense Agreement between BGI and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.26)	Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.27)
Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.28)	Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.29)	Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.30)	Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.31)	Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.32)
Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Exhibit (h.21) to Post-Effective Amendment No. 39, filed July 28, 2005 (Accession No. 0001193125-05-151478) (“PEA No. 39”).

(h.33)
Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to Exhibit (h.22) to Post-Effective Amendment No. 40, filed August 24, 2005 (Accession No. 0001193125-05-173934).

(i)	Legal Opinion and Consent of Counsel to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable.

(l.1)	Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2)	Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2

(l.3)
Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001 (Accession No. 0000928385-01-501258).

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005 (Accession No. 0001193125-05-231896).

(p.2)	BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

(p.3)	Code of Ethics for SEI is incorporated herein by reference to PEA No. 45.

(q.1)	Power of Attorney dated February 21, 2006 for Richard K. Lyons is incorporated herein by reference to PEA No. 43.

(q.2)	Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43.

(q.3)	Power of Attorney dated February 25, 2006 for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

Item 24.	Persons Controlled By or Under Common Control with Registrant:

None

Item 25.	Indemnification:

The Trust is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the “Declaration of Trust”), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that Investors Bank & Trust Company (“IBT”) shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administrative Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administrative Agreement, provided that IBT’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Custodian Agreement provides that IBT shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Distribution Agreement provides that the SEI Investments Distribution Co. (“SEI”) agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund’s registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading, (c) arising out of SEI’s breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI’s failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that Barclays Global Investors, N.A. (“BGI”) shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and Barclays Global Fund Advisors from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI 45 Fremont Street, San Francisco, CA 94105

Rohit Bhagat Director	Director and Chief Operating Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 27.	Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
Johnson Family Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclays Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
Mark Greco	Chief Operations Officer	—
John Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President	—
Michael Farrell	Vice President	—
Al DelPizzo	Vice President	—
Mark McManus	Vice President	—

Item 28.	Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29.	Management Services:

Not applicable.

Item 30.	Undertakings:

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 1st day of August, 2006.

By:
Lee T. Kranefuss*
President
Date: August 1, 2006

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 49 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee and President
Date: August 1, 2006

Richard K. Lyons*
Trustee
Date: August 1, 2006

John E. Martinez*
Trustee
Date: August 1, 2006

George G. C. Parker*
Trustee
Date: August 1, 2006

Cecilia H. Herbert*
Trustee
Date: August 1, 2006

Charles A. Hurty*
Trustee
Date: August 1, 2006

John E. Kerrigan*
Trustee
Date: August 1, 2006

/s/ Michael Latham
Michael Latham
Treasurer
Date: August 1, 2006

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact
Date: August 1, 2006

* Power of Attorney, dated July 19, 2004, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 33, filed July 28, 2004 (Accession No. 0001193125-04-126246). Power of Attorney, dated February 21, 2006, for Richard K. Lyons is incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002) (“PEA No. 43”). Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43. Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.